Share-based payment arrangements - Other Subsidiary Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Subsidiary Plan [Line Items]
Share-based payment expense	$ 10,718,000	$ 14,468,000	$ 12,637,000
Other not including Gelesis, Vedanta and Karuna [Member] | Stock Incentive Plan [Member]
Significant Subsidiary Plan [Line Items]
Share-based payment expense	$ 420,000	$ 10,000.00	$ 800,000